Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Access Midstream Long-Term Incentive Plan Y	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Customer Relationships	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Customer Relationships	Dec. 31, 2012 Appalachia Midstream Customer Relationships	Dec. 31, 2012 Bank Overdrafts	Dec. 31, 2011 Bank Overdrafts	Dec. 31, 2012 Gas Gathering Systems	Dec. 31, 2011 Gas Gathering Systems	Dec. 31, 2012 Gas Gathering Systems Chesapeake Midstream Operating, L.L.C.
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 64,994,000	$ 22,000	$ 17,816,000	$ 3,000
Book overdrafts	47,987,000	57,546,000									30,000,000	8,500,000
Allowance for doubtful accounts	0	400,000
Property, plant and equipment, net	4,636,557,000	2,527,924,000											125,600,000	124,500,000
Property, plant and equipment, accumulated depreciation	590,614,000	480,555,000											99,800,000	105,000,000
Number of gas gathering system															10
Number of operating segments	8
Award vesting period						4 years	5 years
Stock-based compensation expense	9,000,000	3,800,000	2,100,000		10,700,000
Common units to be awarded					3,500,000
Unrecognized Compensation Expense attributable to LTIP					11,500,000
Unrecognized Share-Based Compensation Expense, Weighted Average Period Recognized					4
Estimated useful life of customer relationship								15 years	20 years	15 years
Amortization expense	$ 11,300,000	$ 11,300,000	$ 0